Other liabilities and provisions	6 Months Ended
Jun. 30, 2021
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	6/30/2021	12/31/2020

	(€ in thousands)
Accruals for vacation and overtime	469	124
Liabilities from payroll	271	237
Accruals for commissions	220	236
Employee bonus	219	334
Accrual for warranty	185	228
Accruals for management compensation	97	--
Accruals for compensation of Supervisory board	90	180
Liabilities from VAT	33	27
Accruals for licenses	26	68
Accruals for education and training	18	41
Others	174	108
Total	1,802	1,583